Schedule of Fair Value, by Balance Sheet Grouping (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurement Schedule Of Fair Value, By Balance Sheet Grouping 1	$ 27,921,666
Fair Value Measurement Schedule Of Fair Value, By Balance Sheet Grouping 2	27,921,666
Fair Value Measurement Schedule Of Fair Value, By Balance Sheet Grouping 3	0
Fair Value Measurement Schedule Of Fair Value, By Balance Sheet Grouping 4	$ 0
Fair Value Measurement Schedule Of Fair Value, By Balance Sheet Grouping 1		$ 30,515,067
Fair Value Measurement Schedule Of Fair Value, By Balance Sheet Grouping 2		30,515,067
Fair Value Measurement Schedule Of Fair Value, By Balance Sheet Grouping 3		0
Fair Value Measurement Schedule Of Fair Value, By Balance Sheet Grouping 4		$ 0